Segment Information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	$ 950,002	$ 1,139,539
Repayments of Advances for Construction	19,498	5,153	$ 4,504
Dry bulk vessels [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	427,385	627,569
Logistics Business [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Net	520,036	$ 509,283
Repayments of Advances for Construction	$ 4,046